Deposits and other borrowings (Details) - AUD ($) $ in Millions		Sep. 30, 2019	Sep. 30, 2018
Deposits and other borrowings
Deposits and other borrowings	[1]	$ 563,247	$ 559,285
Australia
Deposits and other borrowings
Deposits and other borrowings		475,325	475,413
Australia | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings		26,259	28,746
Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings		43,341	41,783
Australia | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings		247,161	233,052
Australia | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings		158,564	171,832
New Zealand
Deposits and other borrowings
Deposits and other borrowings		60,801	57,787
New Zealand | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings		1,058	1,116
New Zealand | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings		6,368	5,406
New Zealand | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings		22,291	21,368
New Zealand | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings		31,084	29,897
Other overseas
Deposits and other borrowings
Deposits and other borrowings		27,121	26,085
Other overseas | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings		11,414	11,672
Other overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings		824	830
Other overseas | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings		1,610	1,638
Other overseas | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings		13,273	11,945
Parent Entity
Deposits and other borrowings
Deposits and other borrowings	[1]	501,430	500,468
Parent Entity | Australia
Deposits and other borrowings
Deposits and other borrowings		475,325	475,413
Parent Entity | Australia | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings		26,259	28,746
Parent Entity | Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings		43,341	41,783
Parent Entity | Australia | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings		247,161	233,052
Parent Entity | Australia | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings		158,564	171,832
Parent Entity | New Zealand
Deposits and other borrowings
Deposits and other borrowings			3
Parent Entity | New Zealand | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings			3
Parent Entity | Other overseas
Deposits and other borrowings
Deposits and other borrowings		26,105	25,052
Parent Entity | Other overseas | Certificates of deposit
Deposits and other borrowings
Deposits and other borrowings		11,414	11,672
Parent Entity | Other overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Deposits and other borrowings		385	352
Parent Entity | Other overseas | Other interest bearing at call
Deposits and other borrowings
Deposits and other borrowings		1,233	1,249
Parent Entity | Other overseas | Other interest bearing term
Deposits and other borrowings
Deposits and other borrowings		$ 13,073	$ 11,779

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.